Common Stock (Tables)	3 Months Ended
Mar. 31, 2025
Stockholders' Equity Note [Abstract]
Summary of Common Stock Reserved for Issuance
Common stock reserved for issuance is as follow:

	As of March 31,	As of December 31,
	2025	2024
Public warrants	28,750,000	—
Private warrants	898,250	—
Common stock warrants	50,000
Earnout shares	2,854,242	—
Incentive stock options and restricted stock units	29,192,959	31,991,752
Equity awards available for future issuance	23,942	1,736,686

Total common stock reserved for issuance	61,769,393	33,728,438